VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property and equipment:
Components of vessels and equipment, net	Useful lives applied in depreciation are as follows:

Vessels	40 years
Deferred drydocking expenditure	five years
Office equipment and fittings	three to six years

Vessels and equipment
Property and equipment:
Components of vessels and equipment, net

(in thousands of $)	2017	2016
Cost	2,431,136	2,438,720
Accumulated depreciation	(354,077)	(284,889)
Net book value	2,077,059	2,153,831